Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares
Disclosure of Sharebased Payment [Line Items]
Weighted average fair value of options granted | $ / shares	$ 18.94	$ 14.17
Other liabilities	$ 63,048,000,000	$ 45,332,000,000
Weighted average exercise price, options | $ / shares	$ 122.31	$ 135.58
Employee Stock Option Plan [Member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 20,000,000	$ 12,000,000
Share purchase plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 48,000,000	$ 45,000,000
Percentage of employer matching contribution for contribution up to 6%	50.00%
Percentage of employee contribution towards share ownership plans	6.00%
Share purchase plan contribution vesting period	2 years
Individual gross salary for employees contribution	$ 75,000
Description of employee ownership plan contribution	50% of employee contributions up to 6% of their individual gross salary to a maximum of $75,000. Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately.
Common shares held in plan | shares	18.2	17.8
Mid-Term incentive plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 605,000,000	$ 719,000,000
Units granted	6,900,000	5,800,000
Weighted average fair value of options granted | $ / shares	$ 129.18	$ 139.04
Gains (losses) on hedge contract	$ (223,000,000)	$ 3,000,000
Deferred incentive plan outstanding	17,800,000	16,600,000
Intrinsic value of share other than options vested	$ 1,361,000,000	$ 1,501,000,000
Mid-Term incentive plan [member] | Equity contracts [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	828,000,000	716,000,000
Deferred incentive plans [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ (76,000,000)	$ (16,000,000)
Deferred incentive plan outstanding	5,000,000	4,700,000
Deferred incentive plan units granted	200,000	200,000
Weighted average fair value at measurement date	$ 123.64	$ 136.74
Other liabilities	517,000,000	585,000,000
Gains (losses) on derivatives	(105,000,000)	(30,000,000)
Gains resulted in net employee compensation expense	29,000,000	14,000,000
Share ownership arrangements [Member] | Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	1,908,000,000	2,239,000,000
Deferred compensation arrangements [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Consolidated Trust Liabilities	306,000,000
Consolidated Trust Assets		0
Deferred compensation arrangements [member] | Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	$ 175,000,000	$ 154,000,000